CD&R FUND VIII Investor Group	12 Months Ended
Oct. 28, 2018
Temporary Equity Disclosure [Abstract]
CD&R FUND VIII Investor Group
CD&R FUND VIII Investor Group
On August 14, 2009, the Company entered into an Investment Agreement (as amended, the “Investment Agreement”), by and between the Company and Clayton, Dubilier & Rice Fund VIII L.P. (“CD&R Fund VIII”). In connection with the Investment Agreement and the Stockholders Agreement dated October 20, 2009 (the “Old Stockholders Agreement”), CD&R Fund VIII and CD&R Friends & Family Fund VIII, L.P. (collectively, the “CD&R Fund VIII Investor Group”) purchased convertible preferred stock, which was later converted to shares of our Common Stock on May 14, 2013.
In January 2014, the CD&R Fund VIII Investor Group completed a registered underwritten offering, in which the CD&R Fund VIII Investor Group offered 8.5 million shares of Common Stock at a price to the public of $18.00 per share (the “2014 Secondary Offering”). The underwriters also exercised their option to purchase 1.275 million additional shares of Common Stock. In addition, the Company entered into an agreement with the CD&R Fund VIII Investor Group to repurchase 1.15 million shares of its Common Stock at a price per share equal to the price per share paid by the underwriters to the CD&R Fund VIII Investor Group in the underwritten offering (the “2014 Stock Repurchase”). The 2014 Stock Repurchase, which was completed at the same time as the 2014 Secondary Offering, represented a private, non-underwritten transaction between NCI and the CD&R Fund VIII Investor Group that was approved and recommended by the Affiliate Transactions Committee of our board of directors.
On July 25, 2016, the CD&R Fund VIII Investor Group completed a registered underwritten offering, in which the CD&R Fund VIII Investor Group offered 9.0 million shares of our Common Stock at a price to the public of $16.15 per share (the “2016 Secondary Offering”). The underwriters also exercised their option to purchase 1.35 million additional shares of our Common Stock from the CD&R Fund VIII Investor Group. The aggregate offering price for the 10.35 million shares sold in the 2016 Secondary Offering was approximately $160.1 million, net of underwriting discounts and commissions. The CD&R Fund VIII Investor Group received all of the proceeds from the 2016 Secondary Offering and no shares in the 2016 Secondary Offering were sold by the Company or any of its officers or directors (although certain of our directors are affiliated with the CD&R Fund VIII Investor Group). In connection with the 2016 Secondary Offering and the 2016 Stock Repurchase (as defined below), we incurred approximately $0.7 million in expenses, which were included in engineering, selling, general and administrative expenses in the consolidated statements of operations for the fiscal year ended October 30, 2016.
On July 18, 2016, the Company entered into an agreement with the CD&R Fund VIII Investor Group to repurchase approximately 2.9 million shares of our Common Stock at the price per share equal to the price per share paid by the underwriters to the CD&R Fund VIII Investor Group in the underwritten offering (the “2016 Stock Repurchase”). The 2016 Stock Repurchase, which was completed concurrently with the 2016 Secondary Offering, represented a private, non-underwritten transaction between the Company and the CD&R Fund VIII Investor Group that was approved and recommended by the Affiliate Transactions Committee of our board of directors. See Note 18 — Stock Repurchase Program.
On December 11, 2017, the CD&R Fund VIII Investor Group completed a registered underwritten offering of 7,150,000 shares of the Company’s Common Stock at a price to the public of $19.36 per share (the “2017 Secondary Offering”). Pursuant to the underwriting agreement, at the CD&R Fund VIII Investor Group request, the Company purchased 1.15 million of the 7.15 million shares of the Common Stock from the underwriters in the 2017 Secondary Offering at a price per share equal to the price at which the underwriters purchased the shares from the CD&R Fund VIII Investor Group. The total amount the Company spent on these repurchases was $22.3 million.
At October 28, 2018 and October 29, 2017, the CD&R Fund VIII Investor Group owned approximately 34.4% and 43.8%, respectively, of the outstanding shares of our Common Stock.